RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
C. Mer Industries Ltd
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Cost of revenues of products	$ 2,915	$ 4,876